UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC
(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Income Opportunities, LLC (a Delaware Limited Liability Company)
Schedule of Investments — June 30, 2017 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Income Opportunities, LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of June 30, 2017 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS
Private Credit Investments (60.55%)
	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value*

Debt (60.01%)
Acrisure Intermediate, Inc. [b]	Cash 9.25% + Libor (1.00% Floor)	05/10/17	11/22/24	Second Lien	North America	$361,667	$361,667
Burger Bossco Intermediate, Inc. [b]	Cash 8.00% + Libor (1.00% floor)	04/25/17	04/25/25	Second Lien	North America	460,000	460,000
Burger Bossco Intermediate, Inc. [b]	Cash 4.25% + Libor (1.00% floor)	05/09/17	04/25/24	Senior	North America	160,000	159,861
Convergint Technologies,LLC [b]	Cash 4.50% + Libor (1.00% floor)	06/01/17	12/18/19	Senior	North America	660,000	655,875
Diamond Parent Holdings, Corp. [b,c]	Cash 6.25% + Libor (1.00% floor)	05/12/17	04/14/22	Senior	North America	356,606	356,606
KCIBT Intermediate II, Inc. [b]	Cash 4.00% + Libor (1.00% floor)	06/19/17	06/01/24	Senior	North America	448,000	450,240
Ministry Brands Intermediate, LLC [b,c]	Cash 5.00% + Libor (1.00% floor)	04/11/17	12/02/22	Senior	North America	652,638	649,374
NSPC INTERMEDIATE II, LLC [b]	Cash 4.50% + Libor (1.00% floor)	06/30/17	06/02/24	Senior	North America	555,000	557,081
Pearl Holdings LLC [b]	Cash 6.00% + Libor (1.00% floor)	06/13/17	08/06/23	Senior	North America	429,000	429,000
Pearl Holdings LLC [b,d]	Cash 6.00% + Libor (1.00% floor)	06/13/17	08/06/23	Senior	North America	286,000	—
Peraton Holding Corp. [b]	Cash 5.25% + Libor (1.00% Floor)	06/09/17	04/29/24	Senior	North America	600,000	607,500
Rough Country Holdco, LLC [b]	Cash 4.50% + Libor (1.00% floor)	06/19/17	05/25/23	Senior	North America	1,125,000	1,126,406
CB Titan MidCo Holdings, Inc. [b]	Cash 8.50% + Libor (1.00% floor)	05/01/17	11/01/24	Second Lien	North America	525,000	525,008
							$6,338,618

	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value*

Equity (0.54%)
CB Titan MidCo Holdings, Inc. [b]	Common equity	05/01/17	North America	56,634	$56,635
					$56,635
Total Private Credit Investments (Cost $6,300,197)(60.55%)					$6,395,253

Partners Group Private Income Opportunities, LLC (a Delaware Limited Liability Company)
Schedule of Investments — June 30, 2017 (Unaudited) (continued)

Total Investments (Cost $6,300,197)(60.55%)	$6,395,253

Other Assets in Excess of Liabilities (39.45%)	4,167,490

Net Assets (100.00%)	$10,562,743

*
The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund’s interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

a	Geographic region is based on where an Investment is headquartered and may be different from where such Investment invests or operates.

b
Private credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted investments as of June 30, 2017 was $6,300,197 and $6,395,253, respectively.

c	Non-income producing.

d	Investment has been committed to but has not been funded by the Fund.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of June 30, 2017.

Investments	Amortized Cost(1)	Fair Value	Portfolio as a percentage of Fair Value
Debt	$6,243,562	$6,338,618	99%
Equity	56,635	56,635	1%
Total	$6,300,197	$6,395,253	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

Investments held by the Fund include equity and debt investments in operating companies (“Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•     Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•     Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

Partners Group Private Income Opportunities, LLC (a Delaware Limited Liability Company)
Schedule of Investments — June 30, 2017 (Unaudited) (continued)

•     Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the Fund operates, comparable market transactions, Fund performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis.

The following table presents the Fund’s investments at June 30, 2017 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Investments:
Debt Investments	$—	$—	$6,338,618	$6,338,618
Equity Investments	—	—	56 635	56 635
Total Investments	$—	$—	$6,395,253	$6,395,253

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2017	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of June 30, 2017
Debt Investments	$—	$31	$95,056	$6,244,257	$(2,132)	$1,407	$—	$6,338,619
Equity Investments	—	—	—	56,634	—	—	—	56,634
Total Investments	$—	$31	$95,056	$6,300,891	$(2,132)	$1,407	$—	$6,395,253

The net change in unrealized appreciation for the period ended June 30, 2017, relating to investments in Level 3 assets still held at June 30, 2017 is $95,056.

The Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Fund's Board of Managers (the “Board”). The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Fund's third party administrator, both of which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Investments held by the Fund. In such cases, the Valuation Committee may value such Investments in consultation with its affiliates. Valuation determinations by the Adviser and its affiliates for a Private Credit Investment held by other clients may result in different values than those ascribed to the same Private Credit Investment held by the Fund. This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2017:

Partners Group Private Income Opportunities, LLC (a Delaware Limited Liability Company)
Schedule of Investments — June 30, 2017 (Unaudited) (continued)

Type of Security	Fair Value at 6/30/2017 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Investments:
Debt Investments	$718	Discounted cash flow	Discount factor	7.92% - 11.13% (9.54%)
Equity Investments	$57	Recent financing	Recent transaction price	n/a – n/a (n/a)
	4,209	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	1,432	Recent financing	Recent transaction price	n/a – n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Debt Investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.